SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	1,980	1,539
Dividends receivable	49,038	5,774
Other current assets	1,143	2,357

Total current assets	52,161	9,670

Non-current assets:
Investment in subsidiaries	511,913	568,879
Other non-current assets	115	41

Total assets	564,189	578,590

Liabilities and equity
Current liabilities:
Short-term borrowings	20,000	—
Convertible notes—current	35,864	—
Accrued liabilities	494	311
Other tax payable	285	43
Other current liabilities	1,820	13
Total current liabilities	58,463	367

Total liabilities	58,463	367

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,410	11,222
Additional paid-in capital	345,832	331,715
Accumulated deficit	103,159	188,604
Accumulated other comprehensive income	45,325	46,682
Total equity	505,726	578,223

Total liabilities and equity	564,189	578,590

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2010	2011	2012
Operating expenses:
Selling and marketing expenses	(75)	—	—
General and administrative expenses(1)	(10,449)	(11,473)	(14,441)

Operating loss	(10,524)	(11,473)	(14,441)
Equity in earnings of subsidiaries	75,287	90,212	96,284
Other income, net	26,298	2,685	4,947
Interest expense	(250)	(445)	(985)
Interest income	—	—	9

Income before income taxes	90,811	80,979	85,814
Income tax expense	—	—	770

Net income	90,811	80,979	86,584

Other comprehensive income:
Equity in other comprehensive income of unconsolidated subsidiaries	9,438	18,807	1,358

Comprehensive income	100,249	99,786	87,942

Note(1):

General and administrative expenses include $3.5 million, $3.5 million and $3.7 million of share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CHANGES IN EQUITY

	Ordinary		Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Equity
	Shares	Amount
Balance as of January 1, 2010	550,609,256	11,012	320,672	(68,631)	17,080	280,133
Issuance of ordinary shares pursuant to share option plan	10,362,824	207	2,156	—	—	2,363
Share-based compensation expense	—	—	10,085	—	—	10,085
Currency translation adjustment	—	—	—	—	9,438	9,438
Net income	—	—	—	90,811	—	90,811

Balance as of December 31, 2010	560,972,080	11,219	332,913	22,180	26,518	392,830
Issuance of ordinary shares pursuant to share option plan	9,517,272	191	1,446	—	—	1,637
Share-based compensation expense	—	—	11,473	—	—	11,473
Currency translation adjustment	—	—	—	—	18,807	18,807
Net income	—	—	—	80,979	—	80,979

Balance as of December 31, 2011	570,489,352	11,410	345,832	103,159	45,325	505,726
Issuance of ordinary shares pursuant to share option plan	7,743,594	155	1,225	—	—	1,380
Share-based compensation expense	—	—	14,314	—	—	14,314
Conversion of convertible bond	22,771,021	455	35,409	—	—	35,864
Repurchase of ordinary shares issued for convertible notes	(22,771,021)	(455)	(35,409)	(1,139)	—	(37,003)
Repurchase of ordinary shares	(17,111,944)	(343)	(29,657)	—	—	(30,000)
Currency translation adjustment	—	—	—	—	1,358	1,358
Net income	—	—	—	86,584	—	86,584

Balance as of December 31, 2012	561,121,002	11,222	331,714	188,604	46,683	578,223

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2010	2011	2012
Operating activities:
Net income	90,811	80,979	86,584
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	9,210	10,227	13,329
Equity in earnings of subsidiaries	(75,287)	(90,212)	(96,284)
Loss (gain) on forward contracts marked to market	(745)	1,199	(2,460)
Changes in assets and liabilities:
Other current assets	670	(163)	210
Other non-current assets	74	74	74
Other current liabilities	(1)	—	(770)
Other taxes payable	(425)	59	(243)
Accrued liabilities	(1,115)	(269)	(183)

Net cash provided by operating activities	23,192	1,894	257

Investing activities:

Long-term investment in subsidiaries	(14,003)	(32,012)	(11,275)
Dividends received from subsidiaries	—	5,000	43,183
Intercompany loan received from subsidiaries			53,016

Net cash provided by (used in) investing activities	(14,003)	(27,012)	84,924

Financing activities:
Repayment of short-term bank borrowings	(10,000)	—	(20,000)
Proceeds from short-term bank borrowings	—	20,000	—
Proceeds from exercise of share options	2,363	1,637	1,381
Repurchase of ordinary shares issued for convertible notes	—	—	(37,003)
Repurchase of ordinary shares	—	—	(30,000)

Net cash provided by (used in) financing activities	(7,637)	21,637	(85,622)

Net increase (decrease) in cash and cash equivalents	1,552	(3,481)	(441)
Cash and cash equivalents at beginning of year	3,909	5,461	1,980

Cash and cash equivalents at end of year	5,461	1,980	1,539

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	—	40,634	—

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2010, 2011 and 2012, there were no material contingencies, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2010, no cash dividend was paid to the Company by its subsidiaries. For the year ended December 31, 2011, $31.1 million and $13.8 million dividends were declared payable to the Company by WXAT and WASH, respectively, and $5.0 million in cash dividends were paid to the Company by WXAT. For the year ended December 31, 2012, $25.3 million and $17.9 million in cash dividends were paid to the Company by WXAT and WASH, respectively.